ACQUISITION OF THINKING TREE SPIRITS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF RECOGNIZED IDENTIFIED ASSETS ACQUIRED AND LIABILITIES ASSUMED

Allocation of the purchase price based on the estimated fair values of the acquired assets and liabilities assumed are as follows:

Amounts
Assets:
Inventory	$143,423
Other Current Assets/(Liabilities), net	(3,068)
Property and Equipment	127,600
Intangible Asset – Thinking Tree Trade Name	250,000
Intangible Asset – Thinking Tree Customer Relationships	190,000
Goodwill	589,870
Total Assets	$1,297,825
Liabilities:
Accounts Payable and Other Current Liabilities	$42,739
SBA Loan	389,875
Other Non-Current Liabilities	17,449
Total Liabilities	450,063
Total Purchase Consideration	$847,762

SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS

As described in more detail above, Intangible Assets and Goodwill related to the TTS acquisition are composed of the following as of December 31, 2024:

	Life	Cost	Accumulated Amortization	Accumulated Impairment Charge	Net
Intangible Assets:
Thinking Tree Trade Name	6 years	$250,000	$14,671	$—	$235,329
Thinking Tree Customer Relationships	10 years	190,000	4,178	—	185,822
Goodwill – Thinking Tree Acquisition	N/A	589,870	N/A	—	589,870
Total		$1,029,870	$18,849	$—	$1,011,021